SUPPLEMENT DATED JANUARY 31, 2017

FIRST INVESTORS LIFE SERIES FUNDS
PROSPECTUS
DATED MAY 1, 2016

1.	In “The Funds Summary Section” for the Balanced Income Fund, the “Portfolio Manager” section is deleted in its entirety and replaced with the following:
Portfolio Manager:  The Fund is managed by Rajeev Sharma, Director of Fixed Income, and Edwin D. Miska, Director of Equities.  Mr. Miska has served as portfolio manager of the Fund since 2015 and Mr. Sharma has served as portfolio manager of the Fund since January 2017.
2.	In the “Funds Summary Section” for the Equity Income Fund, the following is added as the second paragraph under the heading “Principal Investment Strategies”:
The Fund may write (sell) covered call options on the securities it holds to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.
3.	In “The Funds Summary Section” for the Equity Income Fund, the following is added as a principal risk:
Call Options Risk. Writing call options to generate income involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.
4.	In “The Funds Summary Section” for the Real Estate Fund, the “Portfolio Manager” section is deleted and replaced with the following:

Portfolio Manager:  Vincent Kwong, CFA, has served as portfolio manager since the Fund’s inception in 2015.

5.	In “The Funds Summary Section” for the Special Situations Fund, the last sentence of the first paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:
The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks and in real estate investment trusts (“REITs”).
6.	In “The Funds Summary Section” for the Special Situations Fund, the following is added as a principal risk:
REIT Risk.  In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.
7.	In “The Funds In Greater Detail” section for the Equity Income Fund, the following is added as the second paragraph under “Principal Investment Strategies”:
The Fund may also write (sell) covered call options on securities it holds in order to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.
8.	In “The Funds In Greater Detail” section for the Equity Income Fund, the following is added as a principal risk:

Call Options Risk:
Writing call options to generate income involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. The income received from writing call options may not be sufficient to offset a decline in the value of a Fund asset. In addition, the Fund’s ability to sell its equity securities typically will be limited during the term of an option, unless the Fund unwinds or offsets the option, which may be difficult to do.  The prices of options can be highly volatile and exchanges may suspend options trading, during which time the Fund may be unable to write options.  The Fund’s ability to write covered call options will be limited by the number of shares of equity securities it holds.
9.	In “The Funds in Greater Detail” section for the Special Situations Fund, the last sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks, and in real estate investment trusts (“REITs”).

10.	In “The Funds in Greater Detail” section for the Special Situations Fund, the following is added as a principal risk:
REIT Risk:
In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. The failure of a company in which the Fund invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Fund.  REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments.  REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  Investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.
11.	In “The Fund Management In Greater Detail” section, the paragraph regarding the Total Return Fund and Balanced Income Fund is deleted in its entirety and replaced with the following:
The Total Return Fund is managed by Edwin D. Miska and Clark D. Wagner.  They jointly decide what portion of the Fund’s assets should be allocated to stocks, bonds and cash.  Mr. Miska is primarily responsible for managing the Fund’s investments in stocks and Mr. Wagner is primarily responsible for managing the Fund’s investments in bonds and cash.  Mr. Miska has served as Portfolio Manager of the Total Return Fund since 2002 and Mr. Wagner has served as Portfolio Manager of the Total Return Fund since 2001.  The Balanced Income Fund is managed by Mr. Miska and Rajeev Sharma.  They jointly decide what portion of the Fund’s assets should be allocated to stocks, bonds and cash.  Mr. Miska is primarily responsible for managing the Fund’s investments in stocks and Mr. Sharma is primarily responsible for managing the Fund’s investments in bonds and cash.  Mr. Miska has served as Portfolio Manager of the Fund since its inception in 2015. Mr. Sharma has served as Portfolio Manager of the Fund since January 2017.
12.	In the “Fund Management in Greater Detail” section, the paragraph regarding Mr. Kwong is deleted and replaced with the following:
Vincent Kwong, CFA, has served as the Real Estate Fund’s Portfolio Manager since the Fund’s inception in 2015.  Mr. Kwong also serves as Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in January 2017, Mr. Kwong was an employee of The Independent Order of Foresters (“IOF”), FIMCO’s ultimate parent where he was responsible for US and Canadian equities and the management of an IOF separate account that invests in U.S. REITs.    He assumed the role of Portfolio Manager for that account in October 2010.  He holds a Bachelor of Administrative and Commercial Studies degree from the University of Western Ontario.  He is also a CFA charterholder and is a member of the Toronto CFA Society.
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Please retain this Supplement for future reference.

LP0117

SUPPLEMENT DATED JANUARY 31, 2017

FIRST INVESTORS LIFE SERIES FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016

1.
In Part I, in the “Portfolio Managers” section, the following changes are made to the tables under the heading “A. Other Accounts Managed by Portfolio Managers for the Fiscal Year Ended December 31, 2015” :

•	The information regarding Clark D. Wagner is deleted and replaced with the following:
Clark D. Wagner:* Life Series Total Return Fund	Other Registered Investment Companies	16	$2,590.8	0	$0
	Other Pooled Investment Vehicles	1	$29.3	0	$0
	Other Accounts	2	$701.3	0	$0
*Information for Mr. Wagner is provided as of September 30, 2016.

•	The information regarding Rajeev Sharma is deleted and replaced with the following:
Rajeev Sharma:** Life Series Investment Grade Fund Life Series Limited Duration High Quality Bond Fund Life Series Balanced Income Fund	Other Registered Investment Companies	3	$762.6	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
**Information for Mr. Sharma is provided as of September 30, 2016.

•	The following is added to the table entitled “FIMCO’s Portfolio Managers”:
Vincent Kwong:*** Life Series Real Estate	Other Registered Investment Companies	1	$84.5	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1	$113.7	0	$0
***Information for Mr. Kwong is provided as of September 30, 2016.

•	The table entitled “Portfolio Manager of the Real Estate Fund” is deleted in its entirety.

2.
In Part I, in the “Portfolio Managers” section, the heading entitled “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2014” is deleted and replaced with the title “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2015”.

3.
In Part I, in the “Portfolio Managers” section, the section entitled “Portfolio Manager of the Real Estate Fund” under the heading “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2015” is deleted in its entirety.

4.	In Part II, in the “Management of the Funds” section, the sixth paragraph under the heading “A. Advisory and Subadvisory Services” is deleted in its entirety.

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Please retain this Supplement for future reference